Note 6 - License Revenue with Affiliate (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Disaggregation of Revenue [Table Text Block]
	Year Ended December 31,
(in thousands)	2019	2018

License revenue with affiliate	$198	$1,023